United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Quarter ended 12/31/2010

Item 1.                      Schedule of Investments

Federated High Income Bond Fund, Inc.

Portfolio of Investments

December 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.9%
		Aerospace/Defense – 1.9%
$2,900,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	3,019,625
2,650,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	2,732,812
2,800,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,873,500
1,225,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	701,313
2,100,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,173,500
1,100,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,155,000
600,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	645,000
1,922,086	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	2,087,866
5,375,000	[1,2]	TransDigm, Inc., Series 144A, 7.75%, 12/15/2018	5,590,000
		TOTAL	20,978,616
		Automotive – 4.0%
1,575,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	1,756,125
200,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, Series 144A, 9.00%, 11/30/2014	206,500
475,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	533,188
1,950,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	2,203,500
1,775,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	1,890,375
2,450,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.03906%, 1/13/2012	2,474,622
1,050,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,116,785
1,925,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	2,070,542
3,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	3,996,678
7,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	8,726,601
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,223,595
9,550,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	3,247,000
400,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	430,000
475,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	518,938
1,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,188,000
2,575,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	2,793,875
2,750,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,983,750
1,025,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,153,125
1,975,000	[1,2]	Tenneco Automotive, Inc., Company Guarantee, Series 144A, 6.875%, 12/15/2020	2,029,313
750,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, Series 144A, 7.75%, 8/15/2018	798,750
1,973,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	2,130,840
		TOTAL	43,472,102
		Building Materials – 1.4%
400,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	419,000
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	1,303,688
1,075,000	[1,2]	Interline Brands, Inc., Company Guarantee, Series 144A, 7.00%, 11/15/2018	1,096,500
3,900,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	4,163,250
1,205,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,218,556
1,700,000	[1,2]	Nortek Holdings, Inc., Sr. Note, 10.00%, 12/1/2018	1,763,750
2,800,000		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	2,996,000
2,550,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	2,741,250
		TOTAL	15,701,994
		Chemicals – 3.3%
400,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	463,000

Principal Amount or Shares			Value
$300,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	321,750
650,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	672,750
1,325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	1,450,875
1,050,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,113,000
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,758,125
1,700,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 9.00%, 11/15/2020	1,802,000
2,225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	2,163,812
2,900,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,168,250
2,200,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	2,387,000
1,700,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,831,750
2,725,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 9.00%, 1/15/2021	2,881,687
2,163,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	2,217,075
1,075,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,170,406
1,200,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	1,233,000
175,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	177,188
1,525,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	1,660,344
1,925,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	2,117,500
1,650,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,773,750
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,974,991
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,273,727
1,075,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	1,142,188
		TOTAL	36,754,168
		Construction Machinery – 0.9%
1,150,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	1,262,125
1,675,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	1,767,125
1,325,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	1,484,000
1,075,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,214,750
3,750,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,834,375
		TOTAL	9,562,375
		Consumer Products – 4.5%
4,475,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	4,553,312
3,800,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	4,389,000
1,200,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	1,308,000
4,050,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	4,465,125
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	6,034,875
1,100,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,203,125
1,400,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	1,512,000
400,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	416,000
1,890,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,145,150
5,200,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	5,343,000
3,450,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	3,743,250
4,748,270		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	5,323,998
1,325,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	1,457,500
7,675,000	[1,2]	Visant Corp., Sr. Note, Series 144A, 10.00%, 10/1/2017	8,173,875
		TOTAL	50,068,210
		Energy – 6.1%
3,850,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	3,657,500
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,388,125
625,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	629,688

Principal Amount or Shares			Value
$2,625,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	2,730,000
3,250,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	3,510,000
4,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,248,062
3,075,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,482,437
850,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	869,125
1,525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	1,669,875
2,100,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,163,000
2,650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,756,000
2,075,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	2,132,062
1,450,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,624,000
423,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	461,070
3,350,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	3,299,750
500,000	[1,2]	Frac Tech Services LLC, Company Guarantee, Series 144A, 7.125%, 11/15/2018	508,750
3,425,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	3,553,437
1,850,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	2,127,500
1,925,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	2,083,813
1,600,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	1,648,000
4,600,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	4,370,000
2,950,000	[1,2]	PHI, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 10/15/2018	3,038,500
3,925,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	3,983,875
1,850,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,975,992
1,225,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,264,813
1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,163,250
1,925,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,016,438
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	1,537,688
1,400,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,487,500
		TOTAL	67,380,250
		Entertainment – 1.4%
4,000,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	4,325,000
3,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	3,833,437
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.000%, 4/1/2012	0
1,350,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,437,750
2,500,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	2,743,750
3,000,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	3,202,500
		TOTAL	15,542,437
		Financial Institutions – 6.4%
1,175,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	1,213,188
2,786,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	2,911,370
3,122,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	3,379,565
1,050,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,149,750
5,900,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	6,504,750
1,000,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	1,053,750
2,750,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	2,753,437
1,650,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	1,689,272
20,100,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	20,200,500
2,150,000		Icahn Enterprises LP, Company Guarantee, 8.00%, 1/15/2018	2,160,750
2,500,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	2,693,750
9,300,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	9,997,500
1,400,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,443,750

Principal Amount or Shares			Value
$350,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	379,313
2,525,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,386,125
3,000,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,090,000
7,575,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	7,783,312
		TOTAL	70,790,082
		Food & Beverage – 3.7%
5,350,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	5,617,500
3,025,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.78688%, 2/1/2015	2,972,063
2,100,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	2,215,500
500,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	523,750
4,825,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,451,062
3,625,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	3,670,312
3,350,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	3,676,625
3,900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	4,080,375
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,386,250
325,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	333,938
2,034,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	1,749,240
2,175,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,328,609
3,600,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,762,000
1,475,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,707,313
575,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	624,594
		TOTAL	41,099,131
		Gaming – 5.2%
3,125,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	3,187,500
3,575,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	3,843,125
1,100,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	1,111,000
4,275,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	4,392,562
5,900,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	6,667,000
3,775,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,032,187
10,200,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	9,588,000
400,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	451,000
775,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	895,125
775,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	920,313
1,900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	2,071,000
2,900,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	3,139,250
1,875,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	1,980,469
2,875,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,932,500
775,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	858,313
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,767,187
3,480,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,394,740
625,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	648,438
1,175,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	1,271,938
1,175,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	1,277,812
2,017,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	2,231,306
		TOTAL	57,660,765
		Health Care – 8.6%
3,500,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	3,622,500
1,775,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	1,788,313

Principal Amount or Shares			Value
$3,025,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	3,251,875
350,000		Bio-Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	381,500
9,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	10,711,500
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,281,875
1,425,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,638,750
1,625,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	1,629,063
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,867,500
11,491,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	12,338,461
2,825,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,107,500
7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,100,516
500,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	552,500
4,675,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	4,978,875
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,539,000
4,275,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,371,187
625,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	646,875
5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,407,875
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.83406%, 6/1/2015	1,403,000
3,225,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	3,329,812
7,525,781		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	7,939,699
3,250,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	3,347,500
1,700,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,769,921
1,325,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,379,497
1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,127,813
		TOTAL	94,512,907
		Industrial - Other – 4.4%
2,450,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	2,658,250
1,125,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	1,199,531
1,050,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	1,097,250
1,925,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,583,313
2,000,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,250,000
2,400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,643,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,856,938
3,100,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	3,305,375
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,794,500
2,675,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	2,808,750
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,949,625
2,500,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,440,625
1,275,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,415,250
2,800,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	2,716,000
3,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	3,522,750
3,225,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,523,312
3,600,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	3,672,000
2,275,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	2,508,187
1,050,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	1,123,500
		TOTAL	48,068,156
		Lodging – 0.6%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,526,625
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,519,000

Principal Amount or Shares			Value
$1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,667,656
		TOTAL	6,713,281
		Media - Cable – 1.6%
1,075,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,096,500
625,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	650,000
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	502,312
2,627,044		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	3,145,885
3,975,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	4,134,000
1,525,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	1,631,750
1,016,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,054,527
4,600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	5,221,000
		TOTAL	17,435,974
		Media - Non-Cable – 8.9%
625,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	650,000
2,025,000		Clear Channel Worldwide, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	2,227,500
475,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	518,938
650,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, Series 144A, 8.75%, 8/1/2017	689,000
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	4,372,500
5,725,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	42,938
675,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	712,125
10,525,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	11,393,312
10,450,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 9.50%, 2/1/2015	10,815,750
2,700,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	3,172,500
900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	960,750
625,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	721,875
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	3,264,000
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,657,500
4,300,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	4,762,250
5,850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	5,060,250
3,751,002		Nexstar Broadcasting Group, Inc., Company Guarantee, 0.50/7.00%, 1/15/2014	3,666,604
1,400,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	1,375,500
2,125,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	2,241,875
2,000,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	2,320,000
3,825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	4,446,562
1,075,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	1,118,000
2,725,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	2,820,375
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,789,688
2,900,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	3,023,250
3,975,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	4,332,750
2,375,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	2,582,813
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	7,038,000
2,824,502	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	3,064,585
525,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	577,500
3,400,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	4,063,000
2,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	2,619,687
		TOTAL	98,101,377
		Metals & Mining – 0.2%
2,975,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	13,388
2,400,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	6,024

Principal Amount or Shares			Value
$2,175,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	2,213,062
		TOTAL	2,232,474
		Packaging – 3.3%
1,575,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	1,645,875
2,500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	2,556,250
1,850,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,863,875
1,450,000	[1,2]	Bway Holding Co., Sr. Note, Series 144A, 10.00%, 6/15/2018	1,571,437
2,175,000	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.125%, 11/1/2015	2,207,625
1,050,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	1,128,750
4,725,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	4,937,625
2,450,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	2,560,250
3,125,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	3,296,875
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	522,500
825,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	880,688
2,800,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	2,828,000
2,300,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	2,394,875
1,400,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,431,500
3,575,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	3,798,437
2,475,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	2,710,125
		TOTAL	36,334,687
		Paper – 1.5%
1,550,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	1,701,125
975,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,023,750
375,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 7.125%, 11/1/2018	389,063
775,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	889,313
4,175,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	4,676,000
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	465,906
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	631,500
4,205,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	4,310,125
875,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	826,875
1,300,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	1,506,259
		TOTAL	16,419,916
		Restaurants – 1.8%
1,500,000	[1,2]	Blue Acquisition Sub, Inc., Sr. Note, Series 144A, 9.875%, 10/15/2018	1,605,000
5,175,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	5,511,375
4,850,000	[1,2]	Dunkin' Finance Corp., Series 144A, 9.625%, 12/1/2018	4,922,750
4,775,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	4,906,312
3,025,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.80156%, 3/15/2014	2,783,000
		TOTAL	19,728,437
		Retailers – 5.1%
3,125,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	3,640,625
925,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	987,438
5,900,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	5,870,500
3,250,000	[1,2]	Gymboree Corp., Sr. Note, 9.125%, 12/1/2018	3,404,375
1,100,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,050,500
2,400,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	2,754,000
600,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	597,000
475,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	476,188
1,100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,086,250

Principal Amount or Shares			Value
$850,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	847,875
2,350,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	2,350,000
2,450,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	2,156,000
4,200,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, 9.25%, 12/1/2018	4,446,750
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	631,500
1,900,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	2,009,250
5,275,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,842,062
1,000,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	1,045,000
6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	6,939,687
4,725,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	5,410,125
4,825,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	4,945,625
		TOTAL	56,490,750
		Services – 2.6%
2,025,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	2,257,875
3,625,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	3,905,937
55,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	58,575
3,075,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	3,213,375
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	3,195,156
4,625,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	3,838,750
1,425,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	1,631,625
6,900,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	7,521,000
3,225,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	3,289,500
		TOTAL	28,911,793
		Technology – 7.9%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	5,353,000
850,000	[1,2]	Advanced Micro Devices, Inc., Sr. Note, Series 144A, 7.75%, 8/1/2020	886,125
1,750,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,863,750
2,975,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	3,012,188
3,850,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	3,970,312
2,400,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	2,388,000
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	5,832,000
575,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.625%, 7/15/2017	608,063
450,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.875%, 7/15/2020	478,125
3,800,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	4,161,000
3,750,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	4,143,750
4,375,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	4,342,187
3,050,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	3,355,000
2,675,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	2,889,000
3,650,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	3,869,000
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,212,750
2,974,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	3,085,525
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,645,500
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,701,750
2,250,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	2,238,750
4,000,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	4,050,000
700,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	775,250
1,975,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.375%, 11/15/2018	1,994,750
1,950,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.625%, 11/15/2020	1,984,125
5,875,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,190,781

Principal Amount or Shares			Value
$425,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	440,938
4,050,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	4,657,500
1,525,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	1,700,375
2,450,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	2,750,125
		TOTAL	86,579,619
		Transportation – 1.4%
2,175,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	2,354,438
4,200,000	[1,2]	Avis Budget Group, Inc., Company Guarantee, Series 144A, 8.25%, 1/15/2019	4,263,000
400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	441,000
1,925,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 7.375%, 1/15/2021	1,953,875
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	4,238,437
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,674,000
		TOTAL	14,924,750
		Utility - Electric – 2.2%
3,250,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	3,217,500
2,950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	1,983,875
3,525,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	3,049,125
1,143,624	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,087,243
3,650,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,768,625
4,975,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,111,813
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,525,599
4,775,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	2,721,750
		TOTAL	24,465,530
		Utility - Natural Gas – 4.0%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,784,000
650,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	671,125
4,825,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	5,192,906
3,550,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	3,619,555
3,550,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	3,674,250
1,050,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	1,029,000
2,750,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	2,736,250
1,100,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	1,152,250
775,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	829,250
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,125,500
4,175,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	4,540,312
4,025,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	4,326,875
1,225,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,350,563
1,875,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,907,813
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,324,125
		TOTAL	44,263,774
		Wireless Communications – 3.7%
225,000	[1]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	248,625
2,725,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3,181,437
3,775,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	3,831,625
3,550,251	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	3,612,381
775,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	798,250
4,775,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	4,560,125
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	417,000
6,150,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	6,188,437

Principal Amount or Shares			Value
$525,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	570,938
650,000		SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	713,375
10,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	10,322,000
2,125,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	2,289,688
4,150,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	4,030,687
		TOTAL	40,764,568
		Wireline Communications – 0.3%
450,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	480,375
1,650,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	1,702,388
625,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	659,375
		TOTAL	2,842,138
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,015,945,638)	1,067,800,261
		COMMON STOCKS – 0.0%
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media - Non-Cable – 0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	5,620
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $7,641,981)	5,620
		PREFERRED STOCK – 0.3%
		Finance - Commercial – 0.3%
3,728	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $1,137,223)	3,523,543
		MUTUAL FUND – 1.0%
11,014,521	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	11,014,521
		TOTAL INVESTMENTS — 98.2% (IDENTIFIED COST $1,035,739,363)[8]	1,082,343,945
		OTHER ASSETS AND LIABILITIES - NET — 1.8%[9]	20,397,324
		TOTAL NET ASSETS — 100%	$1,102,741,269
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $338,281,315, which represented 30.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2010, these liquid restricted securities amounted to $326,603,377, which represented 29.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944	$ —
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010	$225,000	$248,625
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$2,733,638	$3,181,437
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	2/22/2007 - 5/1/2009	$3,084,125	$3,831,625
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 8/12/2008	$3,467,248	$3,612,381
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$764,344	$798,250
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.000%, 4/1/2012	3/23/2006	$3,283,529	$ —
Motels of America, Inc.	8/30/1994	$117,506	$ —
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$26,419	$5,620
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated company.
7	7-Day net yield.
8	At December 31, 2010, the cost of investments for federal tax purposes was $1,031,673,780. The net unrealized appreciation of investments for federal tax purposes was $50,670,165. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $83,096,658 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,426,493.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,067,800,261	$0	$1,067,800,261
Equity Securities:
Common Stock
International	—	—	5,620	5,620
Preferred Stock
Domestic	—	3,523,543	—	3,523,543
Mutual Fund	11,014,521	—	—	11,014,521
TOTAL SECURITIES	$11,014,521	$1,071,323,804	$5,620	$1,082,343,945

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of April 1, 2010	$0	$32	$5,502
Change in unrealized appreciation (depreciation)	5,757,413	(32)	118
Realized gain (loss)	(5,780,063)	—	—
Transfer in and/or out of Level 3	22,650[1]	—	—
Balance as of December 31, 2010	$0	$0	$5,620
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2010	$(22,650)	$ —	$118
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Income Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 23, 2011